Aug. 31, 2021
Invesco Russell 2000(R) Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED May 31, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, as previously supplemented, OF:
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
(the “Fund”)

The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Please Retain This Supplement For Future Reference.